Investments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Investment [Line Items]
Investments available-for-sale, at fair value	$ 104	5,689
Investments at cost, net	75	4,109	4,104
Total	$ 179	9,798	4,104